Nov. 30, 2015
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
November 30, 2015 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT Supplement to Prospectus dated June 1, 2015, As Revised November 30, 2015 Dreyfus New York Municipal Cash Management

Until January 1, 2016, notwithstanding any contrary information contained in the prospectus, the fund will normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal obligations, and may invest a portion of its assets in municipal obligations that do not pay income exempt from New York state and New York city income taxes.